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                HARTFORD LEADERS SELECT (SERIES II, IIR AND III)
              HUNTINGTON HARTFORD LEADERS (SERIES II, IIR AND III)

                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101932

   SUPPLEMENT DATED NOVEMBER 14, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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              SUPPLEMENT DATED NOVEMBER 14, 2005 TO YOUR PROSPECTUS

The following corrects the disclosure in the Highlights Section of your prospectus:

Section I.(e) ("Contract Charges") is revised to reflect that the Mortality and Expense Risk Charge is 1.15% for Series III Contracts and 1.20% for Series II and IIR Contracts annually, charged daily from Sub-Account value.

Section I.(e) ("Contract Charges") is revised to reflect that the Administrative Charge is 0.20% for Series III Contracts and 0.15% for Series II and IIR Contracts annually, charged daily from Sub-Account value.

The following corrects the disclosure under "Contract Owner Periodic Expenses-Series III Contracts" in Section 2 of your prospectus:


     The Hartford's Principal First Charge (5)(6)                       0.75%


The following corrects the disclosure under "Contract Owner Periodic Expenses-Series II and IIR Contracts" in Section 2 of your prospectus:

     Mortality and Expense Risk Charge                                  1.20%
     Administrative Charge                                              0.15%
     The Hartford's Principal First Charge (5)(6)                       0.75%


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5321